Fair Values of Financial Instruments (Assets and Liabilities Measured on a Recurring Basis by Fair Value Hierarchy) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets
Derivative instruments	$ 431,727	$ 1,277,480
Market risk benefits	229,871	526,373
Liabilities
Market risk benefits	2,455,492	3,162,162
Fair Value, Measurements, Recurring
Assets
Real estate investments	940,559	337,939
Limited partnerships and limited liability companies	684,835	168,711
Derivative instruments	431,727	1,277,480
Cash and cash equivalents	1,919,669	4,508,982
Market risk benefits	229,871	526,373
Assets	45,024,575	58,137,654
Liabilities
Market risk benefits	2,455,492	3,162,162
Liabilities	6,834,473	11,124,761
Fair Value, Measurements, Recurring | Funds withheld liability - embedded derivative
Liabilities
Derivative liabilities	(441,864)	(2,362)
Fair Value, Measurements, Recurring | Fixed index annuities - embedded derivatives
Liabilities
Derivative liabilities	4,820,845	7,964,961
Fair Value, Measurements, Recurring | U.S. Government and agencies
Assets
Investments	169,071	1,078,746
Fair Value, Measurements, Recurring | States, municipalities and territories
Assets
Investments	3,822,982	3,927,201
Fair Value, Measurements, Recurring | Foreign corporate securities and foreign governments
Assets
Investments	676,852	402,545
Fair Value, Measurements, Recurring | Corporate securities
Assets
Investments	24,161,921	34,660,234
Fair Value, Measurements, Recurring | Residential mortgage backed securities
Assets
Investments	1,377,611	1,125,049
Fair Value, Measurements, Recurring | Commercial mortgage backed securities
Assets
Investments	3,687,478	4,840,311
Fair Value, Measurements, Recurring | Other asset backed securities
Assets
Investments	5,908,702	5,271,857
Fair Value, Measurements, Recurring | Other investments
Assets
Investments	1,013,297	12,226
Fair Value, Measurements, Recurring | NAV
Assets
Real estate investments	0	0
Limited partnerships and limited liability companies	620,626	168,711
Derivative instruments	0	0
Cash and cash equivalents	0	0
Market risk benefits	0	0
Assets	620,626	168,711
Liabilities
Market risk benefits	0	0
Liabilities	0	0
Fair Value, Measurements, Recurring | NAV | Funds withheld liability - embedded derivative
Liabilities
Derivative liabilities	0	0
Fair Value, Measurements, Recurring | NAV | Fixed index annuities - embedded derivatives
Liabilities
Derivative liabilities	0	0
Fair Value, Measurements, Recurring | NAV | U.S. Government and agencies
Assets
Investments	0	0
Fair Value, Measurements, Recurring | NAV | States, municipalities and territories
Assets
Investments	0	0
Fair Value, Measurements, Recurring | NAV | Foreign corporate securities and foreign governments
Assets
Investments	0	0
Fair Value, Measurements, Recurring | NAV | Corporate securities
Assets
Investments	0	0
Fair Value, Measurements, Recurring | NAV | Residential mortgage backed securities
Assets
Investments	0	0
Fair Value, Measurements, Recurring | NAV | Commercial mortgage backed securities
Assets
Investments	0	0
Fair Value, Measurements, Recurring | NAV | Other asset backed securities
Assets
Investments	0	0
Fair Value, Measurements, Recurring | NAV | Other investments
Assets
Investments	0	0
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets (Level 1)
Assets
Real estate investments	0	0
Limited partnerships and limited liability companies	0	0
Derivative instruments	0	0
Cash and cash equivalents	1,919,669	4,508,982
Market risk benefits	0	0
Assets	2,344,133	4,574,419
Liabilities
Market risk benefits	0	0
Liabilities	0	0
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets (Level 1) | Funds withheld liability - embedded derivative
Liabilities
Derivative liabilities	0	0
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets (Level 1) | Fixed index annuities - embedded derivatives
Liabilities
Derivative liabilities	0	0
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets (Level 1) | U.S. Government and agencies
Assets
Investments	26,184	32,737
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets (Level 1) | States, municipalities and territories
Assets
Investments	0	0
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets (Level 1) | Foreign corporate securities and foreign governments
Assets
Investments	0	0
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets (Level 1) | Corporate securities
Assets
Investments	0	32,700
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets (Level 1) | Residential mortgage backed securities
Assets
Investments	0	0
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets (Level 1) | Commercial mortgage backed securities
Assets
Investments	0	0
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets (Level 1) | Other asset backed securities
Assets
Investments	0	0
Fair Value, Measurements, Recurring | Quoted Prices in Active Markets (Level 1) | Other investments
Assets
Investments	398,280	0
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Assets
Real estate investments	0	0
Limited partnerships and limited liability companies	0	0
Derivative instruments	431,727	1,277,480
Cash and cash equivalents	0	0
Market risk benefits	0	0
Assets	39,979,911	52,523,863
Liabilities
Market risk benefits	0	0
Liabilities	0	(2,362)
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | Funds withheld liability - embedded derivative
Liabilities
Derivative liabilities	0	(2,362)
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | Fixed index annuities - embedded derivatives
Liabilities
Derivative liabilities	0	0
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | U.S. Government and agencies
Assets
Investments	142,887	1,046,009
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | States, municipalities and territories
Assets
Investments	3,822,982	3,927,201
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | Foreign corporate securities and foreign governments
Assets
Investments	676,852	402,545
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | Corporate securities
Assets
Investments	23,759,573	34,627,534
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | Residential mortgage backed securities
Assets
Investments	1,377,611	1,125,049
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | Commercial mortgage backed securities
Assets
Investments	3,687,478	4,840,311
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | Other asset backed securities
Assets
Investments	5,465,784	5,271,857
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2) | Other investments
Assets
Investments	615,017	5,877
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3)
Assets
Real estate investments	940,559	337,939
Limited partnerships and limited liability companies	64,209	0
Derivative instruments	0	0
Cash and cash equivalents	0	0
Market risk benefits	229,871	526,373
Assets	2,079,905	870,661
Liabilities
Market risk benefits	2,455,492	3,162,162
Liabilities	6,834,473	11,127,123
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3) | Funds withheld liability - embedded derivative
Liabilities
Derivative liabilities	(441,864)	0
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3) | Fixed index annuities - embedded derivatives
Liabilities
Derivative liabilities	4,820,845	7,964,961
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3) | U.S. Government and agencies
Assets
Investments	0	0
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3) | States, municipalities and territories
Assets
Investments	0	0
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3) | Foreign corporate securities and foreign governments
Assets
Investments	0	0
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3) | Corporate securities
Assets
Investments	402,348	0
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3) | Residential mortgage backed securities
Assets
Investments	0	0
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3) | Commercial mortgage backed securities
Assets
Investments	0	0
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3) | Other asset backed securities
Assets
Investments	442,918	0
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3) | Other investments
Assets
Investments	$ 0	$ 6,349